Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Cash flows from operating activities:
Net income	$ 1,667,915	$ 1,988,997		$ 3,673,548		$ 906,058
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,113,665)	(2,586,357)		(5,016,986)		(1,326,563)
Changes in operating assets and liabilities:
Prepaid expenses	1,308	80,003		66,692		(111,669)
Accounts payable	60,000	26,351		86,351		8,789
Accrued expenses	81,185	150,714		386,100		7,500
Net cash used in operating activities	(303,257)	(340,292)		(804,295)		(515,885)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	32,364,393			43,058,659
Investment of cash in Trust Account	(880,000)	(2,300,000)		(2,940,000)		(116,725,000)
Net cash provided by (used in) investing activities	31,484,393	(2,300,000)		40,118,659		(116,725,000)
Cash flows from financing activities:
Redemption of ordinary shares	(32,364,393)			(43,058,659)
Proceeds from working capital loan	160,500	50,000		650,000
Proceeds from extension loan	880,000	2,300,000		2,940,000
Collection of subscription receivable						25,000
Proceeds from sale of Units, net of IPO costs						112,366,519
Proceeds from sale of private placement units						5,325,000
Repayment of promissory note – related party						(174,406)
Net cash (used in) provided by financing activities	(31,323,893)	2,350,000		(39,468,659)		117,542,113
Net change in cash	(142,757)	(290,292)		(154,295)		301,228
Cash at the beginning of the period	146,933	301,228		301,228
Cash at the end of the period	4,176	10,936		146,933		301,228
Supplemental disclosure of non-cash investing and financing activities:
Remeasurement of Common Stock subject to redemption	2,113,665	2,586,357		5,016,986
Extension Funds attributable to Common Stock subject to redemption	$ 880,000	$ 2,300,000		2,940,000
Deferred underwriting fee payable						4,025,000
Initial Classification of Class A ordinary shares subject to redemption						118,051,563
Deferred offering costs paid for by Promissory note – related party						$ 68,411
OPERATING ACTIVITIES
Profit before tax			$ 1,175,377		$ 757,202
Adjustments for:
Depreciation of property, plant and equipment			8,217		4,792
Amortization of right-of-use assets			21,598
Finance costs			7,325		17,381
Interest income			(15,433)		(7,412)
Gain on disposal of property, plant and equipment					(1,443)
Property, plant and equipment written off			4,666
Unrealized currency translation loss			2,262		260
Net cash generated from operations			1,204,012		770,780
Changes in trade and other receivables			(37,379)		(163,077)
Changes in trade and other payables			402,098		1,164,680
Cash generated from operations			1,568,731		1,772,383
Tax paid			(470,888)		(83,282)
Interest paid			(7,325)		(17,381)
Interest received			1,055		7,412
Net cash generated from operating activities			1,091,573		1,679,132
INVESTING ACTIVITIES
Purchase of property, plant and equipment			(60,854)		(1,769)
Proceeds from disposal of property, plant and equipment					4,456
Net cash (used in)/generated from investing activities			(60,854)		2,687
FINANCING ACTIVITIES
Dividends paid			(1,028,446)
Placement of pledged fixed deposits					(687,530)
Withdrawal of pledged fixed deposits			192,966
Repayment of term loan & bank facility					(227,702)
Repayment of hire purchase payable					(2,662)
Repayment of lease liabilities			(17,207)
Net cash used in financing activities			(852,687)		(917,894)
Net increase in cash and restricted cash			178,032		763,925
Cash and restricted cash at the beginning of the year			1,034,523		280,066
Effects of currency translation on cash and restricted cash			(110,784)		(9,468)
Cash and restricted cash at the end of the year			1,101,771		1,034,523
Cash and cash balances			494,180		684,064
Cash and cash balances			607,591		350,459
Cash and restricted cash at the end of the year			$ 1,101,771		$ 1,034,523